Guarantor Subsidiaries (Narrative) (Detail) (USD $) In Billions, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Condensed Financial Statements, Captions [Line Items]
Guarantor subsidiary borrowings under the senior secured credit facilities	$ 7.3
Guarantor subsidiary borrowings under the senior secured credit facilities		$ 7.3	$ 7.3